Basic and Diluted Loss per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Basic and Diluted Loss per Share
22.	Basic and Diluted Loss per Share

The following table presents the calculation of basic and diluted loss per share for the periods following the Reorganization Transactions under the two-class method. See Note 1 for additional information related to basic and diluted loss per share.

Prior to the Reorganization Transactions and IPO, the Shift4 Payments, LLC membership structure included Class A Common units and Class B Common units. The Company analyzed the calculation of net loss per unit for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these unaudited consolidated financial statements. Therefore, loss per unit information has not been presented for the three and six months ended June 30, 2019. The basic and diluted loss per share for the three and six months ended June 30, 2020 represents only the period from June 5, 2020 to June 30, 2020, the period where the Company had outstanding Class A and Class C common stock.

Basic loss per share has been computed by dividing net loss attributable to common shareholders for the period subsequent to the Reorganization Transactions by the weighted average number of shares of common stock outstanding for the same period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period in which the shares were outstanding. Diluted loss per share has been computed in a manner consistent with that of basic loss per share while giving effect to all shares of potentially dilutive common stock that were outstanding during the period.

June 5, 2020 through June 30, 2020
Net loss	$(2.1)
Net loss attributable to noncontrolling interests	$(1.0)

Net loss attributable to Shift4 Payments, Inc.	$(1.1)

Numerator - Basic and Diluted:
Net loss attributable to common shareholders	$(1.1)
Allocation of net loss among common shareholders:
Net loss allocated to Class A common stock	$(0.5)
Net loss allocated to Class C common stock	$(0.6)
Denominator - Basic and Diluted:
Weighted average shares of Class A common stock outstanding	19,002,563
Weighted average shares of Class C common stock outstanding	20,139,163
Net loss per share - Basic and Diluted:
Class A common stock	$(0.03)
Class C common stock	$(0.03)

For the period from June 5, 2020 through June 30, 2020, 2,177,628 RSUs and 52,660 non-employee director RSUs, each weighted for the portion of the period for which they were outstanding, were not included in the computation of diluted earnings per share because the effect would have been anti-dilutive. Additionally, 39,204,989 weighted shares of Class A common stock convertible upon redemption of the noncontrolling interest by the Continuing Equity Owners were excluded from the calculation of diluted net loss per share as the effect would be anti-dilutive.